SUPPLEMENT TO THE PROSPECTUS AND SUMMARY PROSPECTUS
OF ALLSPRING MONEY MARKET FUNDS
For the Allspring Government Money Market Fund
Allspring Treasury Plus Money Market Fund
(each a “Fund”, and together the “Funds”)

Effective on or around July 1, 2026, the Fund’s Annual Fund Operating Expenses and Example of Expenses tables in the section entitled “Fund Summary - Fees and Expenses” are hereby amended with the following:

Government Money Market Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Class A
Management Fees	0.13%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.44%
Total Annual Fund Operating Expenses	0.57%
Fee Waivers	(0.01)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.56%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through May 31, 2028, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.56% for Class A. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Treasury Plus Money Market Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Class A
Management Fees	0.13%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.45%
Total Annual Fund Operating Expenses	0.58%
Fee Waivers	(0.01)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.57%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through May 31, 2028, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.57% for Class A. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

July 1, 2026	PRO0450 07-26